Other current assets (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Other Current Assets
Other current assets consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Advances to suppliers and contractors	US$	66.9	Rs.	5,059.7	Rs.	4,340.7
Taxes recoverable, statutory deposits and dues from government		558.9		42,291.5		50,719.5
Prepaid expenses		161.0		12,180.7		12,106.8
Others		41.3		3,121.6		1,455.2

Total	US$	828.1	Rs.	62,653.5	Rs.	68,622.2